Financial Investors Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

January 6, 2012

Via EDGAR

Mr. John Ganley

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Registrant”)

RiverFront Long-Term Growth Fund

RiverFront Moderate Growth Fund

RiverFront Long-Term Growth & Income Fund

RiverFront Moderate Growth & Income Fund (the “Funds”)

File Nos. 33-72424, 811-8194

Dear Mr. Ganley:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated December 16, 2011, to the prospectus dated August 31, 2011, with respect to the Funds. The purpose of this filing is to submit the 497(e) filing dated December 16, 2011 in XBRL for the Funds.

If you have any questions or further comments, please contact the undersigned at (720) 917-0651.

Very truly yours,

/s/ JoEllen L. Legg
JoEllen L. Legg
Secretary of Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP